Vanguard® Emerging Markets Ex-China ETF
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Brazil (4.3%)
	Vale SA	109,270	1,794
	Petroleo Brasileiro SA - Petrobras	113,150	1,048
	B3 SA - Brasil Bolsa Balcao	160,492	525
	Ambev SA	133,332	431
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,911	398
	Banco BTG Pactual SA	37,356	398
	WEG SA	45,340	396
	Axia Energia SA	35,620	370
*	PRIO SA	24,720	305
	Embraer SA	20,807	303
	Equatorial SA	32,607	249
	Localiza Rent a Car SA	27,241	227
	Banco do Brasil SA	51,950	209
	Vibra Energia SA	34,568	204
[1]	Rede D'Or Sao Luiz SA	28,637	193
	Suzano SA	20,505	170
	Cia Paranaense de Energia - Copel	55,728	161
	Telefonica Brasil SA	23,286	156
	Raia Drogasil SA	40,072	149
*	Eneva SA	28,430	144
	Banco Bradesco SA	45,788	141
	BB Seguridade Participacoes SA	19,583	137
	Itau Unibanco Holding SA	16,350	130
	Energisa SA	12,697	121
	Ultrapar Participacoes SA	21,628	111
	TOTVS SA	16,358	107
	TIM SA	24,629	107
	Motiva Infraestrutura de Mobilidade SA	36,408	102
	Rumo SA	36,993	101
	Lojas Renner SA	30,030	89
	Klabin SA	27,027	89
	MBRF Global Foods Co. SA	22,971	73
	Engie Brasil Energia SA	11,038	72
	Sendas Distribuidora SA	41,070	71
	Banco Santander Brasil SA	12,386	67
	Caixa Seguridade Participacoes SA	18,533	65
	Cia de Saneamento de Minas Gerais Copasa MG	5,778	60
	Smartfit Escola de Ginastica e Danca SA	16,147	59
	Allos SA	10,594	59
	Multiplan Empreendimentos Imobiliarios SA	9,738	58
	Porto Seguro SA	5,613	54
*	Natura Cosmeticos SA	26,994	53
	Transmissora Alianca de Energia Eletrica SA	6,727	52
	CPFL Energia SA	5,773	50
	Brava Energia	12,128	49
*	Cosan SA	59,590	45
	Hypera SA	10,077	44
	Cia De Saneamento do Parana Sanepar	4,554	34
[1]	GPS Participacoes e Empreendimentos SA	13,740	33
	Alupar Investimento SA	4,633	30
*	Auren Energia SA	9,973	25
*	Cia Siderurgica Nacional SA	18,369	24
	M Dias Branco SA	3,548	14
	Grupo Mateus SA	14,897	13
	CSN Mineracao SA	12,488	12
	Cia Energetica de Minas Gerais	3,557	11
			10,192
Chile (0.7%)
	Banco de Chile	1,355,251	255
	Latam Airlines Group SA	7,147,970	194
	Falabella SA	25,548	164
	Banco de Credito e Inversiones SA	2,373	160

		Shares	Market Value ($000)
	Banco Santander Chile	1,859,090	146
	Plaza SA	24,130	105
	Cencosud SA	38,512	91
	Parque Arauco SA	20,514	90
	Empresas Copec SA	11,982	85
	Enel Chile SA	759,374	66
	Latam Airlines Group SA ADR	1,176	63
	Enel Americas SA	579,563	51
	Cencosud Shopping SA	14,922	41
	Empresas CMPC SA	33,279	40
	Quinenco SA	8,669	38
	Banco Itau Chile SA	1,799	36
	Colbun SA	225,197	34
	Aguas Andinas SA Class A	80,278	30
	Cia Cervecerias Unidas SA	3,978	24
	Cia Sud Americana de Vapores SA	399,678	20
			1,733
Colombia (0.2%)
	Grupo Cibest SA	6,849	141
	Interconexion Electrica SA ESP	12,770	105
	Ecopetrol SA	137,801	99
	Cementos Argos SA	16,782	49
			394
Czech Republic (0.2%)
	CEZ A/S	4,280	258
	Komercni Banka A/S	2,297	109
[1]	Moneta Money Bank A/S	8,162	73
	Colt CZ Group SE	427	22
			462
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	74,247	190
	Talaat Moustafa Group	20,943	38
			228
Greece (1.1%)
	National Bank of Greece SA	25,175	436
	Eurobank SA	74,474	347
*	Piraeus Bank SA	32,315	343
	Public Power Corp. SA	9,092	229
	Alpha Bank SA	48,758	223
	Bank of Cyprus Holdings plc	10,834	119
	GEK Terna SA	2,206	110
	Hellenic Telecommunications Organization SA	4,774	101
	JUMBO SA	3,555	97
	Motor Oil Hellas Corinth Refineries SA	1,891	82
	Allwyn AG	5,606	82
	Titan SA	1,200	71
	Optima bank SA	5,532	69
	Cenergy Holdings SA	1,832	53
	HELLENiQ ENERGY Holdings SA	2,497	30
	Viohalco SA	1,233	30
*	Ballys Intralot SA	17,749	25
	Athens International Airport SA	2,060	24
*	Aktor SA Holding Co. Technical & Energy Projects	1,458	18
*	LAMDA Development SA	2,098	15
	Holding Co. ADMIE IPTO SA	3,196	15
	Athens Water Supply & Sewage Co. SA	1,185	14
	Sarantis SA	742	13
	Aegean Airlines SA	903	13
	ElvalHalcor SA	1,596	9
	Piraeus Port Authority SA	165	8
	Quest Holdings SA	696	6
	Autohellas Tourist & Trading SA	419	5
*	CrediaBank SA	2,580	4
	Ellaktor SA	1,913	3
			2,594
Hungary (0.6%)
	OTP Bank Nyrt.	7,007	962
	Richter Gedeon Nyrt.	4,278	181

		Shares	Market Value ($000)
	MOL Hungarian Oil & Gas plc	13,946	177
	Magyar Telekom Telecommunications plc	8,189	71
	Opus Global Nyrt.	12,824	15
*	4iG Nyrt.	1,083	8
			1,414
Iceland (0.1%)
[1]	Arion Banki HF	40,887	66
	Islandsbanki HF	53,412	64
	Hagar hf	29,660	30
	Festi hf	9,282	25
	Reitir fasteignafelag hf	19,693	19
	Kvika banki hf	134,264	18
*	Alvotech SA	3,275	11
			233
India (21.2%)
	Reliance Industries Ltd.	207,655	2,887
	HDFC Bank Ltd.	345,263	2,706
	ICICI Bank Ltd.	160,727	2,125
	Bharti Airtel Ltd.	90,272	1,737
	Infosys Ltd.	104,803	1,283
	Axis Bank Ltd.	69,830	946
	Mahindra & Mahindra Ltd.	28,367	909
	Larsen & Toubro Ltd.	20,513	881
*	Bajaj Finance Ltd.	85,606	819
	Tata Consultancy Services Ltd.	31,115	740
	Kotak Mahindra Bank Ltd.	166,526	673
	Sun Pharmaceutical Industries Ltd.	32,477	615
	Hindustan Unilever Ltd.	27,035	613
	NTPC Ltd.	144,487	588
	State Bank of India	56,182	570
	Maruti Suzuki India Ltd.	3,996	552
	Tata Steel Ltd.	251,805	552
	Hindalco Industries Ltd.	44,262	525
	Titan Co. Ltd.	11,181	479
	Bharat Electronics Ltd.	108,564	469
	Adani Ports & Special Economic Zone Ltd.	23,906	454
	UltraTech Cement Ltd.	3,656	442
	Shriram Finance Ltd.	42,725	426
	Power Grid Corp. of India Ltd.	137,918	422
*	Adani Power Ltd.	159,304	408
	HCL Technologies Ltd.	32,070	401
	Asian Paints Ltd.	13,830	389
*	Eternal Ltd.	136,886	361
	JSW Steel Ltd.	26,591	358
	Grasim Industries Ltd.	10,816	355
	Coal India Ltd.	69,154	333
	Oil & Natural Gas Corp. Ltd.	117,864	329
	Nestle India Ltd.	21,908	328
	Eicher Motors Ltd.	4,067	307
	Tech Mahindra Ltd.	18,977	297
	ITC Ltd.	91,573	276
	Divi's Laboratories Ltd.	3,876	272
[1]	InterGlobe Aviation Ltd.	5,731	265
*	BSE Ltd.	6,065	265
	Apollo Hospitals Enterprise Ltd.	3,033	261
	Hindustan Aeronautics Ltd.	5,755	261
	Tata Motors Passenger Vehicles Ltd.	62,528	259
	Cummins India Ltd.	4,136	256
[1]	SBI Life Insurance Co. Ltd.	13,185	254
	Dr Reddy's Laboratories Ltd.	18,349	253
	TVS Motor Co. Ltd.	7,138	252
	Cipla Ltd.	17,018	251
*	Tata Motors Ltd.	62,630	250
	Tata Consumer Products Ltd.	19,821	246
	Trent Ltd.	5,528	246
	Adani Enterprises Ltd.	7,920	245
	Jio Financial Services Ltd.	95,238	239
	Max Healthcare Institute Ltd.	22,632	230
	Varun Beverages Ltd.	41,061	228

		Shares	Market Value ($000)
	Tata Power Co. Ltd.	51,313	227
	Bajaj Auto Ltd.	2,041	225
	Bajaj Finserv Ltd.	11,679	219
	Cholamandalam Investment & Finance Co. Ltd.	12,830	207
	Samvardhana Motherson International Ltd.	134,174	206
	GE Vernova T&D India Ltd.	3,771	205
	Hero MotoCorp Ltd.	3,952	204
*	Suzlon Energy Ltd.	331,291	199
	Power Finance Corp. Ltd.	44,189	199
	Britannia Industries Ltd.	3,589	197
	CG Power & Industrial Solutions Ltd.	20,047	194
	Bharat Heavy Electricals Ltd.	44,304	194
*,1	Avenue Supermarts Ltd.	4,451	190
	Bharat Petroleum Corp. Ltd.	60,023	188
*	Indus Towers Ltd.	40,176	187
	Wipro Ltd.	85,622	185
*	PB Fintech Ltd.	10,353	185
	Vedanta Ltd.	49,219	183
[1]	HDFC Life Insurance Co. Ltd.	28,765	180
	Indian Hotels Co. Ltd. Class A	25,910	178
	Lupin Ltd.	7,378	176
	Persistent Systems Ltd.	3,176	174
	Indian Oil Corp. Ltd.	114,163	168
	Federal Bank Ltd.	55,305	168
[1]	HDFC Asset Management Co. Ltd.	5,966	168
[1]	AU Small Finance Bank Ltd.	15,982	166
	Bharat Forge Ltd.	7,848	161
*	Adani Energy Solutions Ltd.	10,063	160
[1]	Laurus Labs Ltd.	11,157	160
	Coforge Ltd.	10,479	157
	Hitachi Energy India Ltd.	387	156
	Polycab India Ltd.	1,534	153
	Pidilite Industries Ltd.	9,667	151
	Torrent Pharmaceuticals Ltd.	3,241	150
*	One 97 Communications Ltd.	12,450	147
	Fortis Healthcare Ltd.	14,917	146
*	Adani Green Energy Ltd.	9,405	146
	Jindal Steel Ltd.	11,294	144
	GAIL India Ltd.	82,288	142
	Ashok Leyland Ltd.	86,814	142
*	Max Financial Services Ltd.	8,060	142
	Solar Industries India Ltd.	740	142
	Marico Ltd.	16,211	140
[1]	ICICI Lombard General Insurance Co. Ltd.	7,321	138
	Dixon Technologies India Ltd.	1,127	137
	REC Ltd.	37,875	135
	Godrej Consumer Products Ltd.	12,263	133
*	Yes Bank Ltd.	532,233	130
	Aurobindo Pharma Ltd.	8,530	128
	SRF Ltd.	4,442	127
	National Aluminium Co. Ltd.	27,230	122
	ABB India Ltd.	1,592	122
*	Swiggy Ltd.	45,063	122
	Hindustan Petroleum Corp. Ltd.	29,128	121
	DLF Ltd.	19,478	121
[1]	LTM Ltd.	2,832	121
	United Spirits Ltd.	9,035	121
	Embassy Office Parks REIT	26,881	121
*	Vodafone Idea Ltd.	806,335	119
	UPL Ltd.	17,357	118
	Multi Commodity Exchange of India Ltd.	3,796	118
	Ambuja Cements Ltd.	24,507	116
	Muthoot Finance Ltd.	3,264	115
	Info Edge India Ltd.	10,653	111
	Tube Investments of India Ltd.	3,299	109
	Siemens Energy India Ltd.	2,684	109
*	Siemens Ltd.	2,681	108
	Phoenix Mills Ltd.	5,693	106
	JSW Energy Ltd.	16,878	106
*	FSN E-Commerce Ventures Ltd.	38,130	105

		Shares	Market Value ($000)
	Glenmark Pharmaceuticals Ltd.	4,330	104
	APL Apollo Tubes Ltd.	5,415	104
	KEI Industries Ltd.	1,856	103
	Bosch Ltd.	265	102
*	IndusInd Bank Ltd.	10,640	102
*	Vishal Mega Mart Ltd.	78,981	101
	Biocon Ltd.	21,789	98
	Hindustan Zinc Ltd.	14,594	97
	NMDC Ltd.	104,644	97
	IDFC First Bank Ltd.	127,809	96
	Mphasis Ltd.	3,969	95
	Steel Authority of India Ltd.	43,889	94
	Sundaram Finance Ltd.	2,105	93
	Voltas Ltd.	7,019	92
	360 ONE WAM Ltd.	7,923	92
	Bajaj Holdings & Investment Ltd.	817	89
	Colgate-Palmolive India Ltd.	4,053	88
	Bank of Baroda	31,259	88
	Hyundai Motor India Ltd.	4,337	88
	MRF Ltd.	67	87
	Torrent Power Ltd.	5,805	87
	Zydus Lifesciences Ltd.	7,664	87
[1]	Sona Blw Precision Forgings Ltd.	13,625	87
	Havells India Ltd.	6,956	86
	Mankind Pharma Ltd.	3,444	86
	Dabur India Ltd.	18,254	85
*	GMR Airports Ltd.	79,465	84
[1]	Lodha Developers Ltd.	8,544	84
	Oil India Ltd.	16,509	83
	Union Bank of India Ltd.	46,202	82
	WAAREE Energies Ltd.	2,472	82
	Shree Cement Ltd.	303	81
*	Godrej Properties Ltd.	4,352	81
	NHPC Ltd.	96,897	80
	Alkem Laboratories Ltd.	1,363	79
	Punjab National Bank	69,273	77
	Oracle Financial Services Software Ltd.	718	75
	Canara Bank	54,601	75
	L&T Finance Ltd.	24,506	74
*	Aditya Birla Capital Ltd.	19,276	74
	Indian Bank	8,176	72
	PI Industries Ltd.	2,482	72
	Tata Communications Ltd.	3,447	71
	Page Industries Ltd.	176	71
	Apar Industries Ltd.	513	71
*	Piramal Finance Ltd.	3,526	71
	Supreme Industries Ltd.	1,844	69
	Prestige Estates Projects Ltd.	4,778	69
	Ipca Laboratories Ltd.	4,280	69
	Coromandel International Ltd.	3,610	67
	Blue Star Ltd.	3,958	66
	Jindal Stainless Ltd.	9,119	66
	Petronet LNG Ltd.	22,706	65
	Oberoi Realty Ltd.	3,611	65
[1]	Indian Railway Finance Corp. Ltd.	62,003	64
	Mahindra & Mahindra Financial Services Ltd.	19,732	63
	UNO Minda Ltd.	5,447	63
	Astral Ltd.	3,683	61
[1]	Nippon Life India Asset Management Ltd.	5,284	61
	SBI Cards & Payment Services Ltd.	9,154	60
*	Lloyds Metals & Energy Ltd.	3,141	60
*,2	Vedanta Aluminium Metal Ltd.	47,347	60
*,2	Talwandi Sabo Power Ltd.	47,347	60
*,2	Vedanta Iron & Steel Ltd.	47,347	60
*,2	Malco Energy Ltd.	47,347	60
[1]	ICICI Prudential Life Insurance Co. Ltd.	11,202	59
	JK Cement Ltd.	1,083	59
	Mazagon Dock Shipbuilders Ltd.	2,288	59
	Balkrishna Industries Ltd.	2,459	57
	Hindustan Copper Ltd.	9,936	56

		Shares	Market Value ($000)
	Adani Total Gas Ltd.	6,817	55
	Schaeffler India Ltd.	1,229	53
	Exide Industries Ltd.	12,702	52
[1]	Bandhan Bank Ltd.	23,964	52
	Jubilant Foodworks Ltd.	11,560	52
	Cholamandalam Financial Holdings Ltd.	3,045	51
	Container Corp. of India Ltd.	10,464	51
	Gujarat Gas Ltd.	12,130	51
[1]	RBL Bank Ltd.	13,888	50
	LIC Housing Finance Ltd.	8,784	49
	Indian Railway Catering & Tourism Corp. Ltd.	9,228	49
	Patanjali Foods Ltd.	10,256	49
	Thermax Ltd.	906	48
	Tata Elxsi Ltd.	1,058	48
	ITC Hotels Ltd.	29,639	48
	AIA Engineering Ltd.	923	44
	Linde India Ltd.	577	44
	Kalyan Jewellers India Ltd.	11,706	44
	Rail Vikas Nigam Ltd.	17,024	44
	Motilal Oswal Financial Services Ltd.	4,577	42
	Dalmia Bharat Ltd.	2,282	42
	Gujarat Fluorochemicals Ltd.	1,094	42
	Narayana Hrudayalaya Ltd.	2,095	42
	Bank of India	27,478	40
	Ajanta Pharma Ltd.	1,298	40
	Central Depository Services India Ltd.	3,086	40
*	Star Health & Allied Insurance Co. Ltd.	7,216	40
	Berger Paints India Ltd.	7,447	39
[1]	Dr Lal PathLabs Ltd.	2,284	39
	Bank of Maharashtra	46,614	39
[1]	Cochin Shipyard Ltd.	2,554	39
[1]	General Insurance Corp. of India	9,533	38
	NLC India Ltd.	10,488	38
	Tata Technologies Ltd.	5,089	38
	ACC Ltd.	2,512	37
	Indraprastha Gas Ltd.	21,752	37
	Deepak Nitrite Ltd.	2,112	37
	KPIT Technologies Ltd.	4,512	37
[1]	Premier Energies Ltd.	3,300	37
	Bharti Hexacom Ltd.	2,303	36
	Bharat Dynamics Ltd.	2,765	35
	Indian Renewable Energy Development Agency Ltd.	24,142	34
	HDB Financial Services Ltd.	4,840	34
*	AWL Agri Business Ltd.	16,531	33
	Housing & Urban Development Corp. Ltd.	15,266	33
	Aarti Industries Ltd.	6,386	32
*	Poonawalla Fincorp Ltd.	7,858	32
	GlaxoSmithKline Pharmaceuticals Ltd.	1,321	31
[1]	Endurance Technologies Ltd.	1,083	31
[1]	L&T Technology Services Ltd.	846	31
*	NTPC Green Energy Ltd.	28,488	31
	Escorts Kubota Ltd.	982	30
	United Breweries Ltd.	2,169	30
*	Kaynes Technology India Ltd.	920	30
	JSW Infrastructure Ltd.	10,349	30
	Godfrey Phillips India Ltd.	1,259	30
	Castrol India Ltd.	15,008	29
	3M India Ltd.	82	28
[1]	Syngene International Ltd.	5,739	27
	IRB Infrastructure Developers Ltd.	120,781	27
	CRISIL Ltd.	638	26
*	Bajaj Housing Finance Ltd.	29,620	26
	Emami Ltd.	5,933	25
	Honeywell Automation India Ltd.	68	25
	Hexaware Technologies Ltd.	4,667	25
*	Authum Investment & Infrastucture Ltd.	4,361	22
	Whirlpool of India Ltd.	2,422	21
	Bayer CropScience Ltd.	394	19
	SJVN Ltd.	22,242	18
	Metro Brands Ltd.	1,629	17

		Shares	Market Value ($000)
*	Indian Overseas Bank	45,806	16
*	Godrej Industries Ltd.	1,312	15
	Kansai Nerolac Paints Ltd.	6,660	15
	Bata India Ltd.	2,094	15
	Knowledge Realty Trust	12,240	15
	Sun TV Network Ltd.	2,624	14
[1]	New India Assurance Co. Ltd.	7,074	12
	IDBI Bank Ltd.	16,113	12
	Mangalore Refinery & Petrochemicals Ltd.	5,940	9
	Central Bank of India Ltd.	28,070	9
	Relaxo Footwears Ltd.	2,417	9
	Vedant Fashions Ltd.	1,809	8
			50,047
Indonesia (1.1%)
	Bank Central Asia Tbk. PT	1,499,575	479
	Bank Rakyat Indonesia Persero Tbk. PT	2,032,894	336
	Bank Mandiri Persero Tbk. PT	1,335,186	305
	Telkom Indonesia Persero Tbk. PT	1,348,860	227
	Astra International Tbk. PT	625,380	175
	Bank Negara Indonesia Persero Tbk. PT	375,159	78
*	Barito Pacific Tbk. PT	643,436	70
*	Amman Mineral Internasional PT	378,138	70
*	GoTo Gojek Tokopedia Tbk. PT Class A	24,745,052	69
	United Tractors Tbk. PT	44,470	57
	Charoen Pokphand Indonesia Tbk. PT	231,550	55
*	Merdeka Copper Gold Tbk. PT	379,896	55
	Indofood Sukses Makmur Tbk. PT	127,997	50
	Sumber Alfaria Trijaya Tbk. PT	668,851	43
	Alamtri Resources Indonesia Tbk. PT	297,835	38
	Indah Kiat Pulp & Paper Tbk. PT	75,526	32
	Perusahaan Gas Negara Persero Tbk. PT	257,611	26
	Indofood CBP Sukses Makmur Tbk. PT	62,621	25
*	Dian Swastatika Sentosa Tbk. PT	903,575	25
	XLSMART Telecom Sejahtera Tbk. PT	137,253	22
	Kalbe Farma Tbk. PT	513,663	22
	Indosat Tbk. PT	148,760	18
*	Petrindo Jaya Kreasi Tbk. PT	502,007	18
	Elang Mahkota Teknologi Tbk. PT	503,775	17
	Unilever Indonesia Tbk. PT	163,365	16
	Gudang Garam Tbk. PT	13,524	13
	Bukit Asam Persero Tbk. PT	82,307	13
*	Vale Indonesia Tbk. PT	49,462	13
	Dayamitra Telekomunikasi PT	435,874	13
	Trimegah Bangun Persada Tbk. PT	260,007	13
	Sarana Menara Nusantara Tbk. PT	487,891	10
	Mayora Indah Tbk. PT	93,230	10
	Bank Syariah Indonesia Persero Tbk. PT	86,359	10
	Semen Indonesia Persero Tbk. PT	87,484	8
	Indocement Tunggal Prakarsa Tbk. PT	27,392	7
*	Jasa Marga Persero Tbk. PT	43,268	7
	Avia Avian Tbk. PT	291,301	6
	PT Tower Bersama Infrastructure Tbk.	51,811	4
*	Bumi Serpong Damai Tbk. PT	87,293	3
			2,458
Kuwait (0.9%)
	Kuwait Finance House KSCP	385,645	972
	National Bank of Kuwait SAKP	251,907	692
	Mobile Telecommunications Co. KSCP	64,814	125
	Boubyan Bank KSCP	55,671	118
	Gulf Bank KSCP	67,614	77
	Mabanee Co. KPSC	19,786	63
	Warba Bank KSCP	67,500	61
	Burgan Bank SAK	32,198	20
			2,128
Malaysia (2.1%)
	Malayan Banking Bhd.	229,461	616
	Public Bank Bhd.	443,901	527
	Tenaga Nasional Bhd.	136,574	492

		Shares	Market Value ($000)
	CIMB Group Holdings Bhd.	253,467	478
	Press Metal Aluminium Holdings Bhd.	113,541	257
	IHH Healthcare Bhd.	93,881	213
	Gamuda Bhd.	158,065	168
	SD Guthrie Bhd.	110,547	162
	AMMB Holdings Bhd.	84,790	139
	RHB Bank Bhd.	62,731	130
	Petronas Gas Bhd.	29,440	127
	MISC Bhd.	60,989	125
	Petronas Chemicals Group Bhd.	84,214	111
	Sunway Bhd.	81,630	111
	Hong Leong Bank Bhd.	18,675	98
	Celcomdigi Bhd.	116,405	90
	IOI Corp. Bhd.	87,766	88
	YTL Power International Bhd.	78,387	82
	Maxis Bhd.	87,147	82
	Kuala Lumpur Kepong Bhd.	15,706	81
	Axiata Group Bhd.	136,037	69
	Telekom Malaysia Bhd.	35,309	66
	Dialog Group Bhd.	130,213	65
	Sime Darby Bhd.	122,697	64
	YTL Corp. Bhd.	114,627	59
	IJM Corp. Bhd.	100,738	57
	Petronas Dagangan Bhd.	10,236	46
	PPB Group Bhd.	18,236	45
	QL Resources Bhd.	49,170	45
	Nestle Malaysia Bhd.	1,883	43
[1]	MR DIY Group M Bhd.	101,674	40
	Genting Bhd.	62,771	37
	99 Speed Mart Retail Holdings Bhd.	42,853	36
	Fraser & Neave Holdings Bhd.	4,939	35
	Alliance Bank Malaysia Bhd.	28,601	34
	Top Glove Corp. Bhd.	151,478	31
*	Sunway Healthcare Holdings Bhd.	64,144	29
	Genting Malaysia Bhd.	49,687	24
			5,002
Mexico (3.2%)
	Grupo Mexico SAB de CV Class B	86,609	1,075
	Grupo Financiero Banorte SAB de CV	87,623	914
	Fomento Economico Mexicano SAB de CV	53,017	632
	Cemex SAB de CV	460,294	606
	America Movil SAB de CV Class B	474,586	602
	Wal-Mart de Mexico SAB de CV	154,375	467
	Arca Continental SAB de CV	26,505	344
	Industrias Penoles SAB de CV	5,760	335
	Grupo Aeroportuario del Pacifico SAB de CV Class B	12,565	296
	Prologis Property Mexico SA de CV	34,016	164
	Coca-Cola Femsa SAB de CV	14,264	154
	Fibra Uno Administracion SA de CV	85,696	148
	Grupo Aeroportuario del Sureste SAB de CV Class B	4,918	146
	Grupo Financiero Inbursa SAB de CV	54,925	137
	Grupo Carso SAB de CV	16,613	132
	Grupo Bimbo SAB de CV Class A	37,795	130
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	8,612	108
	Kimberly-Clark de Mexico SAB de CV Class A	48,396	107
	Corp. Inmobiliaria Vesta SAB de CV	26,706	94
	Promotora y Operadora de Infraestructura SAB de CV	5,508	89
	Gruma SAB de CV Class B	5,088	85
	Gentera SAB de CV	33,931	84
	Megacable Holdings SAB de CV	24,587	83
[1]	Banco del Bajio SA	24,955	81
	Sigma Foods SAB de CV Class A	77,679	74
	Qualitas Controladora SAB de CV	6,301	63
	Regional SAB de CV	7,978	62
	GCC SAB de CV	4,877	59
	Grupo Comercial Chedraui SA de CV	7,997	45
	Alsea SAB de CV	14,223	43
*	Alpek SAB de CV Class A	49,953	36
*	Orbia Advance Corp. SAB de CV	24,992	34

		Shares	Market Value ($000)
	El Puerto de Liverpool SAB de CV	5,503	32
	Becle SAB de CV	13,058	11
			7,472
Philippines (0.5%)
	International Container Terminal Services Inc.	33,113	405
	BDO Unibank Inc.	69,050	128
	SM Prime Holdings Inc.	305,094	91
	Bank of the Philippine Islands	57,145	87
	Ayala Corp.	8,792	62
	Manila Electric Co.	6,121	57
	Metropolitan Bank & Trust Co.	54,081	56
	PLDT Inc.	2,890	54
	Ayala Land Inc.	201,511	48
	JG Summit Holdings Inc.	85,332	39
	Jollibee Foods Corp.	14,021	29
	Globe Telecom Inc.	943	26
	Universal Robina Corp.	26,075	26
	Aboitiz Power Corp.	37,292	26
	Puregold Price Club Inc.	30,422	22
	GT Capital Holdings Inc.	2,846	22
	DMCI Holdings Inc.	109,942	16
	LT Group Inc.	63,116	16
	ACEN Corp.	307,013	16
[1]	Monde Nissin Corp.	142,100	16
	Converge Information & Communications Technology Solutions Inc.	72,395	13
	Semirara Mining & Power Corp. Class A	25,340	11
	Megaworld Corp.	263,405	9
			1,275
Qatar (0.9%)
	Qatar National Bank QPSC	127,322	623
	Qatar Islamic Bank QPSC	52,997	332
	Industries Qatar QSC	58,077	196
	Commercial Bank PSQC	98,564	114
	Al Rayan Bank	180,954	108
	Ooredoo QPSC	27,153	100
	Qatar Gas Transport Co. Ltd.	80,067	96
	Qatar International Islamic Bank QSC	25,571	77
	Qatar Fuel QSC	17,424	67
	Nebras Energy	14,466	58
	Dukhan Bank	61,313	58
	Mesaieed Petrochemical Holding Co.	156,844	53
	Barwa Real Estate Co.	62,868	43
	Qatar Aluminum Manufacturing Co.	79,349	37
	Vodafone Qatar PQSC	46,130	34
*	Estithmar Holding QPSC	29,113	34
*	Ezdan Holding Group QSC	47,517	11
			2,041
Romania (0.2%)
	Banca Transilvania SA	28,329	237
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	2,711	107
	Societatea Energetica Electrica SA	4,349	32
	Societatea Nationala Nuclearelectrica SA	1,562	24
*	MED Life SA	6,977	17
	One United Properties SA	1,123	7
			424
Saudi Arabia (4.3%)
	Al Rajhi Bank	85,980	1,520
[1]	Saudi Arabian Oil Co.	173,768	1,266
	Saudi National Bank	85,158	906
*	Saudi Arabian Mining Co.	39,337	661
	Saudi Telecom Co.	55,219	646
	Saudi Basic Industries Corp.	26,331	396
*	ACWA Power Co.	6,625	325
	Riyad Bank	57,211	308
	Alinma Bank	42,901	276
	Saudi Awwal Bank	28,975	261
	SABIC Agri-Nutrients Co.	6,841	250
	Etihad Etisalat Co.	11,045	188

		Shares	Market Value ($000)
	Banque Saudi Fransi	35,596	182
	Almarai Co. JSC	14,354	176
	Dr Sulaiman Al Habib Medical Services Group Co.	2,982	173
	Arab National Bank	25,780	145
	Bank AlBilad	21,439	140
	Elm Co.	684	126
	Bupa Arabia for Cooperative Insurance Co.	2,266	105
	Saudi Energy Co.	22,733	103
*	Umm Al Qura for Development & Construction Co.	20,508	80
*	Co. for Cooperative Insurance	2,143	79
	Jarir Marketing Co.	17,441	73
	Yanbu National Petrochemical Co.	8,071	72
*	Jabal Omar Development Co.	16,901	70
*	Dar Al Arkan Real Estate Development Co.	15,505	69
*	Makkah Construction & Development Co.	2,891	69
	Electrical Industries Co.	16,127	68
	Saudi Investment Bank	17,950	64
	Riyadh Cables Group Co.	1,929	59
	Bank Al-Jazira	18,115	55
	Ades Holding Co.	9,895	52
	SAL Saudi Logistics Services	1,141	52
*	Rabigh Refining & Petrochemical Co.	12,191	51
	Saudi Tadawul Group Holding Co.	1,401	51
	Saudi Aramco Base Oil Co.	1,476	50
	Mouwasat Medical Services Co.	2,685	48
	Aldrees Petroleum & Transport Services Co.	1,443	44
	Sahara International Petrochemical Co.	10,476	41
	Arabian Internet & Communications Services Co.	717	41
*	Al Rajhi Co. for Co-operative Insurance	1,434	41
	Dallah Healthcare Co.	1,366	40
	Astra Industrial Group Co.	1,089	38
	Taiba Investments Co.	7,264	38
	Saudi Industrial Investment Group	9,767	37
*	Mobile Telecommunications Co. Saudi Arabia	12,742	37
	Savola Group	4,334	33
	Jamjoom Pharmaceuticals Factory Co.	809	33
*	Saudi Kayan Petrochemical Co.	21,435	32
[1]	Arabian Centres Co.	6,878	31
	Nahdi Medical Co.	1,130	29
*	flynas Co. SJSC	1,887	27
	Saudia Dairy & Foodstuff Co.	452	26
*	National Industrialization Co.	9,737	26
*	Advanced Petrochemical Co.	3,692	26
*	Saudi Research & Media Group	1,157	24
	United Electronics Co.	1,114	24
	Catrion Catering Holding Co.	1,207	24
	Saudi Ground Services Co.	2,675	23
	Power & Water Utility Co. for Jubail & Yanbu	2,189	23
*	Seera Group Holding	3,978	22
*	Arabian Drilling Co.	776	18
	Dr Soliman Abdel Kader Fakeeh Hospital Co.	1,620	15
*	Arabian Contracting Services Co.	574	14
			10,022
South Africa (5.3%)
	Anglogold Ashanti plc	15,316	1,465
	Naspers Ltd.	23,194	1,218
	Gold Fields Ltd.	27,246	1,075
	FirstRand Ltd.	161,479	919
	Standard Bank Group Ltd.	39,128	757
	Capitec Bank Holdings Ltd.	2,572	709
	MTN Group Ltd.	50,429	673
	Valterra Platinum Ltd.	8,052	665
	Impala Platinum Holdings Ltd.	27,495	392
	Absa Group Ltd.	23,227	339
	Harmony Gold Mining Co. Ltd.	16,807	307
	Discovery Ltd.	16,389	280
	Bid Corp. Ltd.	10,373	261
	Sanlam Ltd.	49,086	260
	Sibanye Stillwater Ltd.	84,908	254

		Shares	Market Value ($000)
	Shoprite Holdings Ltd.	14,367	252
*	Sasol Ltd.	19,204	239
	Nedbank Group Ltd.	13,592	217
	Northam Platinum Holdings Ltd.	10,838	211
	Remgro Ltd.	15,698	184
	NEPI Rockcastle NV	18,576	163
[1]	Pepkor Holdings Ltd.	110,056	146
	Bidvest Group Ltd.	10,039	144
	Vodacom Group Ltd.	14,227	134
	Reinet Investments SCA	4,141	125
	OUTsurance Group Ltd.	26,346	115
	Old Mutual Ltd.	142,583	113
	Clicks Group Ltd.	7,248	105
	Growthpoint Properties Ltd.	101,524	105
	Aspen Pharmacare Holdings Ltd.	11,156	99
	Exxaro Resources Ltd.	7,205	96
	Tiger Brands Ltd.	5,073	87
	Mr. Price Group Ltd.	8,265	80
	Woolworths Holdings Ltd.	25,997	79
	Momentum Group Ltd.	35,042	78
	Investec Ltd.	5,086	43
	African Rainbow Minerals Ltd.	2,883	38
	DRDGOLD Ltd.	12,849	34
	Foschini Group Ltd.	9,234	32
	Kumba Iron Ore Ltd.	1,520	30
	Santam Ltd.	992	23
			12,546
Taiwan (44.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	704,623	52,202
	MediaTek Inc.	44,644	6,069
	Delta Electronics Inc.	58,652	4,500
	Hon Hai Precision Industry Co. Ltd.	370,369	3,390
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,134	2,985
	ASE Technology Holding Co. Ltd.	99,627	1,903
	United Microelectronics Corp.	353,966	1,594
	Elite Material Co. Ltd.	8,698	1,406
	Unimicron Technology Corp.	40,515	1,344
	Accton Technology Corp.	15,057	1,152
	Yageo Corp.	47,149	1,097
	CTBC Financial Holding Co. Ltd.	535,992	1,035
	Chroma ATE Inc.	11,201	891
	Fubon Financial Holding Co. Ltd.	253,248	888
	Quanta Computer Inc.	80,101	860
	Asia Vital Components Co. Ltd.	9,840	830
	Cathay Financial Holding Co. Ltd.	284,093	778
	Yuanta Financial Holding Co. Ltd.	331,058	629
	ASPEED Technology Inc.	920	548
	Wiwynn Corp.	3,143	537
	TS Financial Holding Co. Ltd.	697,493	519
	Chunghwa Telecom Co. Ltd.	116,051	508
	Asustek Computer Inc.	20,736	500
	MPI Corp.	2,598	487
	Nan Ya Plastics Corp.	149,564	467
	Winbond Electronics Corp.	94,750	466
	Wistron Corp.	92,855	465
	E.Sun Financial Holding Co. Ltd.	465,819	460
	Mega Financial Holding Co. Ltd.	358,566	458
	Gold Circuit Electronics Ltd.	10,456	437
	Lite-On Technology Corp.	58,983	436
	Phison Electronics Corp.	5,175	417
	Global Unichip Corp.	2,516	371
*	Nanya Technology Corp.	34,104	370
	SinoPac Financial Holdings Co. Ltd.	385,069	369
	Zhen Ding Technology Holding Ltd.	22,188	362
*	Innolux Corp.	223,366	360
	Bizlink Holding Inc.	5,419	352
	Uni-President Enterprises Corp.	149,544	343
	King Yuan Electronics Co. Ltd.	33,030	343
	KGI Financial Holding Co. Ltd.	478,495	343

		Shares	Market Value ($000)
	Alchip Technologies Ltd.	2,412	334
	Largan Precision Co. Ltd.	2,916	327
	First Financial Holding Co. Ltd.	329,484	289
	Jentech Precision Industrial Co. Ltd.	2,560	287
	King Slide Works Co. Ltd.	1,724	276
	Hua Nan Financial Holdings Co. Ltd.	282,484	275
	Realtek Semiconductor Corp.	14,770	272
*	Powerchip Semiconductor Manufacturing Corp.	97,832	272
	Novatek Microelectronics Corp.	17,488	266
	PharmaEssentia Corp.	8,603	256
	Powertech Technology Inc.	20,970	250
	Globalwafers Co. Ltd.	7,741	246
	WT Microelectronics Co. Ltd.	26,812	246
	Taiwan Cooperative Financial Holding Co. Ltd.	318,137	233
	Tripod Technology Corp.	13,599	224
	Evergreen Marine Corp. Taiwan Ltd.	32,893	223
	eMemory Technology Inc.	2,055	222
	Advantech Co. Ltd.	13,957	219
	Lotes Co. Ltd.	2,542	213
	China Steel Corp.	339,025	206
	Formosa Plastics Corp.	127,270	193
	Vanguard International Semiconductor Corp.	36,165	192
	Gigabyte Technology Co. Ltd.	16,362	192
	Silergy Corp.	10,058	191
	Airtac International Group	4,252	189
	United Integrated Services Co. Ltd.	4,957	182
	Win Semiconductors Corp.	10,427	174
	Inventec Corp.	78,099	173
	Nan Ya Printed Circuit Board Corp.	6,465	173
	E Ink Holdings Inc.	24,475	172
	WPG Holdings Ltd.	45,013	169
	Pegatron Corp.	58,600	165
	Far EasTone Telecommunications Co. Ltd.	53,878	163
	International Games System Co. Ltd.	6,784	163
	Formosa Chemicals & Fibre Corp.	101,662	162
	TCC Group Holdings Co. Ltd.	202,717	158
	Chailease Holding Co. Ltd.	45,210	155
	Taiwan Mobile Co. Ltd.	42,808	152
	Compal Electronics Inc.	128,275	149
	Shanghai Commercial & Savings Bank Ltd.	115,690	147
	Chang Hwa Commercial Bank Ltd.	224,777	145
	AUO Corp.	180,961	132
	Hotai Motor Co. Ltd.	8,499	132
	Fortune Electric Co. Ltd.	4,371	121
	Walsin Lihwa Corp.	93,514	115
	Hiwin Technologies Corp.	9,081	112
	Taiwan Business Bank	214,861	111
	President Chain Store Corp.	16,023	109
	Walsin Technology Corp.	8,607	107
	Synnex Technology International Corp.	37,480	103
	Teco Electric & Machinery Co. Ltd.	42,416	101
	Acer Inc.	87,630	98
*	Caliway Biopharmaceuticals Co. Ltd.	30,161	97
	Wan Hai Lines Ltd.	36,548	96
	Catcher Technology Co. Ltd.	14,481	94
	Eva Airways Corp.	80,640	93
	Sino-American Silicon Products Inc.	16,549	90
	Yang Ming Marine Transport Corp.	52,982	89
	Micro-Star International Co. Ltd.	20,732	87
	Asia Cement Corp.	70,634	77
	Chicony Electronics Co. Ltd.	17,720	76
	Far Eastern New Century Corp.	91,438	75
*	Taiwan Glass Industry Corp.	29,850	68
	Eternal Materials Co. Ltd.	24,791	64
	Eclat Textile Co. Ltd.	5,648	62
	Capital Securities Corp.	50,041	61
	Transcend Information Inc.	5,715	61
	Parade Technologies Ltd.	2,262	60
	Cheng Shin Rubber Industry Co. Ltd.	57,385	59
	Formosa Petrochemical Corp.	36,138	59

		Shares	Market Value ($000)
	Foxconn Technology Co. Ltd.	30,260	59
	Pou Chen Corp.	68,514	56
	Shihlin Electric & Engineering Corp.	7,695	54
	China Airlines Ltd.	84,896	52
	ASMedia Technology Inc.	1,131	52
	Nien Made Enterprise Co. Ltd.	5,096	52
	Taiwan High Speed Rail Corp.	62,118	49
	Genius Electronic Optical Co. Ltd.	2,564	49
	Voltronic Power Technology Corp.	2,058	46
	Ruentex Development Co. Ltd.	47,205	35
	Advanced Energy Solution Holding Co. Ltd.	923	34
	Tatung Co. Ltd.	34,632	33
	Feng TAY Enterprise Co. Ltd.	13,606	30
	Far Eastern International Bank	76,966	29
*	HTC Corp.	20,339	29
	Taiwan Fertilizer Co. Ltd.	19,120	28
	Taiwan Secom Co. Ltd.	7,696	28
	U-Ming Marine Transport Corp.	12,857	28
	Giant Manufacturing Co. Ltd.	9,722	22
	momo.com Inc.	2,578	19
	Formosa Sumco Technology Corp.	1,795	18
	Yulon Motor Co. Ltd.	16,544	15
			105,592
Thailand (2.2%)
	Delta Electronics Thailand PCL (Foreign)	87,227	941
	PTT PCL (Foreign)	374,516	417
	Advanced Info Service PCL (Foreign)	32,482	352
	Kasikornbank PCL (Foreign)	53,423	330
	Gulf Development PCL (Foreign)	140,000	266
	CP ALL PCL (Foreign)	166,347	240
	SCB X PCL (Foreign)	51,442	212
	Airports of Thailand PCL (Foreign)	115,723	196
	Krung Thai Bank PCL (Foreign)	180,237	192
	Bangkok Dusit Medical Services PCL (Foreign)	335,859	188
	PTT Exploration & Production PCL (Foreign)	39,752	173
	Central Pattana PCL (Foreign)	75,624	150
	Siam Cement PCL (Foreign)	21,391	149
	True Corp. PCL (Foreign)	249,636	106
	Bumrungrad Hospital PCL (Foreign)	18,023	99
	Bangkok Bank PCL (Foreign)	18,128	96
	Minor International PCL (Foreign)	120,257	83
	TMBThanachart Bank PCL (Foreign)	1,149,230	81
	PTT Global Chemical PCL (Foreign)	65,268	67
	Charoen Pokphand Foods PCL (Foreign)	106,060	62
	True Corp. PCL NVDR	126,958	54
	Central Retail Corp. PCL (Foreign)	77,393	50
	Thai Oil PCL (Foreign)	33,701	48
	Digital Telecommunications Infrastructure Fund	150,431	46
	Indorama Ventures PCL (Foreign)	59,152	42
	Banpu PCL (Foreign)	241,740	42
	Krungthai Card PCL (Foreign)	31,745	29
	PTT Oil & Retail Business PCL (Foreign)	69,831	27
	Bangkok Expressway & Metro PCL (Foreign)	162,309	26
	Home Product Center PCL (Foreign)	133,155	25
	Global Power Synergy PCL (Foreign)	18,344	23
	Thai Union Group PCL (Foreign)	68,216	23
	Land & Houses PCL (Foreign)	200,668	22
	Ratch Group PCL (Foreign)	23,351	22
	SCG Packaging PCL (Foreign)	29,108	21
	CP Axtra PCL (Foreign)	42,405	20
	Electricity Generating PCL (Foreign)	5,151	18
	Osotspa PCL (Foreign)	37,507	18
	Thai Life Insurance PCL (Foreign)	52,977	18
	Muangthai Capital PCL (Foreign)	19,217	17
*	BTS Group Holdings PCL (Foreign)	221,282	14
	Asset World Corp. PCL (Foreign)	202,921	14
	Carabao Group PCL (Foreign)	9,449	12
	Berli Jucker PCL (Foreign)	19,897	9

		Shares	Market Value ($000)
	Siam City Cement PCL (Foreign)	1,284	6
			5,046
Turkiye (1.3%)
	Aselsan Elektronik Sanayi ve Ticaret A/S	37,015	305
	BIM Birlesik Magazalar A/S	27,734	223
	KOC Holding A/S	38,753	158
	Turkiye Petrol Rafinerileri A/S	30,069	152
	Akbank TAS	97,931	134
	Turk Hava Yollari AO	20,306	130
*	Destek Finans Faktoring A/S	2,561	116
	Eregli Demir ve Celik Fabrikalari TAS	130,004	110
	Haci Omer Sabanci Holding A/S	50,680	100
	Turkcell Iletisim Hizmetleri A/S	44,855	98
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	13,178	89
	Turkiye Is Bankasi A/S Class C	285,871	80
*	Yapi ve Kredi Bankasi A/S	112,274	80
	Enka Insaat ve Sanayi A/S	30,717	66
	Turkiye Garanti Bankasi A/S	22,912	60
	Katilimevim Tasarruf Finansman A/S	20,028	55
	Ford Otomotiv Sanayi A/S	25,865	47
	Coca-Cola Icecek A/S	23,889	41
	Migros Ticaret A/S	2,310	33
*	Isiklar Enerji ve Yapi Holding A/S	13,364	33
*	Turkiye Sise ve Cam Fabrikalari A/S	30,305	30
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	11,858	30
*	Peker Gayrimenkul Yatirim Ortakligi A/S	98,983	29
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	20,248	27
*	Tera Yatirim Teknoloji Holding A/S	42,935	27
*	TAV Havalimanlari Holding A/S	4,737	26
*	Pegasus Hava Tasimaciligi A/S	7,049	26
*,1	MLP Saglik Hizmetleri A/S	2,621	26
*	Tera Yatirim Menkul Degerler A/S	5,473	25
*	Gubre Fabrikalari TAS	1,941	23
	AG Anadolu Grubu Holding A/S	30,742	22
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	50,744	21
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	26,030	21
*	Sasa Polyester Sanayi A/S	368,861	21
	Tofas Turk Otomobil Fabrikasi A/S	3,247	21
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	49,295	20
	LDR Turizm A/S	7,954	20
*	Ral Yatirim Holding A/S	3,667	20
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	746	20
[1]	Enerjisa Enerji A/S	7,585	18
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	10,701	18
*	Turk Altin Isletmeleri A/S	18,045	17
*	Petkim Petrokimya Holding A/S	33,899	16
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	532	16
*	Turkiye Halk Bankasi A/S	16,543	15
*	Turk Telekomunikasyon A/S	11,398	15
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	31,910	15
*	Arcelik A/S	6,061	13
*	Turkiye Vakiflar Bankasi TAO	19,898	13
	Turkiye Sigorta A/S	48,564	13
*	Kiler Holding A/S	6,846	13
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	13,136	12
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	16,266	12
	Enerya Enerji A/S	65,187	12
*	CVK Maden Isletmeleri Sanayi ve Ticaret A/S	11,922	12
*	TR Anadolu Metal Madencilik Isletmeleri A/S	4,840	11
	Ulker Biskuvi Sanayi A/S	4,460	11
*	Baticim Bati Anadolu Cimento Sanayii A/S	81,015	11
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	15,667	11
*	Aksa Enerji Uretim A/S Class B	6,064	10
	Oyak Cimento Fabrikalari A/S	22,860	10
	Anadolu Anonim Turk Sigorta Sirketi	16,350	10
	Is Yatirim Menkul Degerler A/S	12,238	10
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	6,209	10
	Nuh Cimento Sanayi A/S	1,799	9
*	Lydia Holding A/S	2,192	9

		Shares	Market Value ($000)
	Aygaz A/S	1,467	8
	Cimsa Cimento Sanayi ve Ticaret A/S	7,828	8
	Tekfen Holding A/S	2,584	8
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	22,766	8
*	MIA Teknoloji A/S	7,102	8
	Aksa Akrilik Kimya Sanayii A/S	31,430	7
	Dogan Sirketler Grubu Holding A/S	14,283	7
	Dogus Otomotiv Servis ve Ticaret A/S	1,718	7
*	Sok Marketler Ticaret A/S	6,404	7
*	Hektas Ticaret TAS	77,261	7
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	32,538	7
*	Investco Holding A/S	517	7
	Alarko Holding A/S	2,718	6
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	3,255	6
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	3,011	6
	Borusan Yatirim ve Pazarlama A/S	149	6
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	551	6
	TAB Gida Sanayi ve Ticaret A/S	1,017	6
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	18	6
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	5,737	5
*	Otokar Otomotiv ve Savunma Sanayi A/S	663	5
	Turkiye Sinai Kalkinma Bankasi A/S	21,561	5
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	2,094	5
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	2,775	5
*	CW Enerji Muhendislik Ticaret ve Sanayi A/S	5,681	5
	Grainturk Tarim A/S	1,113	5
	GUR-Sel Turizm Tasimacilik ve Servis Ticaret A/S	687	5
*	Akcansa Cimento A/S	719	4
*	Turk Traktor ve Ziraat Makineleri A/S	408	4
	Eczacibasi Yatirim Holding Ortakligi A/S	502	4
*	DAP Gayrimenkul Gelistirme A/S Class C	21,795	4
	Is Gayrimenkul Yatirim Ortakligi A/S	6,036	3
*	Akfen Yenilenebilir Enerji A/S	6,038	3
	Anadolu Hayat Emeklilik A/S	1,208	3
	Agesa Hayat ve Emeklilik A/S	673	3
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	808	3
	Ronesans Gayrimenkul Yatirim A/S Class B	631	3
	Efor Yatirim Sanayi Ticaret A/S	14,205	3
*	EGE Endustri ve Ticaret A/S	17	2
	Iskenderun Demir ve Celik A/S	1,311	2
	Kocaer Celik Sanayi ve Ticaret A/S	8,535	2
*	Politeknik Metal Sanayi ve Ticaret A/S	23	2
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	290	1
*	NET Holding A/S	1,459	1
*	Zorlu Enerji Elektrik Uretim A/S	16,858	1
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,434	1
*	Ozak Gayrimenkul Yatirim Ortakligi	2,666	1
	Celebi Hava Servisi A/S	27	1
*	Konya Cimento Sanayii A/S	4	—
			3,129
United Arab Emirates (2.0%)
	First Abu Dhabi Bank PJSC	129,155	595
	Emaar Properties PJSC	181,662	588
	Emirates Telecommunications Group Co. PJSC	101,853	502
	Emirates NBD Bank PJSC	52,849	400
	Abu Dhabi Commercial Bank PJSC	92,078	345
	Abu Dhabi Islamic Bank PJSC	42,509	238
	Aldar Properties PJSC	111,352	238
	Adnoc Gas plc	201,074	189
	Dubai Electricity & Water Authority PJSC	262,497	187
*	Two Point Zero Group PJSC	314,729	185
	Dubai Islamic Bank PJSC	83,990	169
	ADNOC Drilling Co. PJSC	76,689	124
	Emaar Development PJSC	24,294	96
	Abu Dhabi National Oil Co. for Distribution PJSC	84,203	90
	Air Arabia PJSC	66,156	89
	Salik Co. PJSC	54,529	80
	ADNOC Logistics & Services	47,422	78
	Agility Global plc	154,310	63

			Shares	Market Value ($000)
		Dubai Investments PJSC	60,694	61
		Borouge plc	88,489	61
*		Modon Holding PSC	72,622	60
		Americana Restaurants International plc - Foreign Co.	82,742	44
		Talabat Holding plc	136,356	41
		NMDC Group PJSC	6,601	36
		Parkin Co. PJSC	22,045	35
*		Abu Dhabi Ports Co. PJSC	25,608	32
		Fertiglobe plc	33,583	31
*		Apex Investment Co. PSC	29,028	27
		Emirates Central Cooling Systems Corp.	59,073	26
		Lulu Retail Holdings plc	90,079	24
*		Presight AI Holding plc	20,867	19
		Dubai Financial Market PJSC	46,154	18
*		Phoenix Group plc	79,998	15
*		Space42 plc	32,029	15
				4,801
Total Common Stocks (Cost $200,014)				229,233
Preferred Stocks (2.0%)
		Itau Unibanco Holding SA Preference Shares	165,569	1,314
		Petroleo Brasileiro SA - Petrobras Preference Shares	138,094	1,150
		Banco Bradesco SA Preference Shares	156,453	549
		Itausa SA Preference Shares	178,037	456
		Sociedad Quimica y Minera de Chile SA Preference Shares Class B	4,303	368
		Grupo Cibest SA Preference Shares	13,207	222
		Gerdau SA Preference Shares	38,482	174
*		Axia Energia SA Preference Shares Class C	12,163	122
		Cia Energetica de Minas Gerais Preference Shares	46,547	99
		Axia Energia SA Preference Shares Class B	6,660	75
		Embotelladora Andina SA Preference Shares Class B	12,656	64
		Grupo de Inversiones Suramericana SA Preference Shares	4,278	50
		Metalurgica Gerdau SA Preference Shares	24,891	48
		Isa Energia Brasil SA Preference Shares	8,587	46
		Localiza Rent a Car SA Preference Shares	1,041	8
Total Preferred Stocks (Cost $4,402)				4,745
Rights (0.0%)
*		Parque Arauco SA Exp. 6/2/2026 (Cost $—)	1,641	1
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[3]	Vanguard Market Liquidity Fund (Cost $1,772)	3.667%	17,718	1,772
Total Investments (100.0%) (Cost $206,188)				235,751
Other Assets and Liabilities—Net (0.0%)				(86)
Net Assets (100%)				235,665
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $4,354, representing 1.8% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2026	20	1,749	(2)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	USD	60	BRL	320	—	(3)
State Street Bank & Trust Co.	6/17/2026	USD	61	INR	5,636	1	—
State Street Bank & Trust Co.	6/17/2026	USD	27	TWD	872	—	—
						1	(3)

BRL—Brazilian real.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	19,791	—	—	19,791
Common Stocks—Other	3,014	206,188	240	209,442
Preferred Stocks	4,745	—	—	4,745
Rights	1	—	—	1
Temporary Cash Investments	1,772	—	—	1,772
Total	29,323	206,188	240	235,751

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	1	—	1
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
Forward Currency Contracts	—	(3)	—	(3)
Total	(2)	(3)	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.